QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Jun. 28, 2017
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The following table summarizes the unaudited consolidated quarterly results of operations for fiscal 2017 and 2016 (in thousands, except per share amounts):

	Fiscal Year 2017 Quarters Ended
	Sept. 28	Dec. 28	March 29	June 28
Revenues	$758,492	$771,043	$810,641	$810,661
Income before provision for income taxes	$32,966	$48,268	$59,612	$67,662
Net income	$23,233	$34,637	$42,369	$50,584
Basic net income per share	$0.42	$0.70	$0.87	$1.03
Diluted net income per share	$0.42	$0.69	$0.86	$1.02
Basic weighted average shares outstanding	54,844	49,833	48,954	48,917
Diluted weighted average shares outstanding	55,576	50,480	49,506	49,435

	Fiscal Year 2016 Quarters Ended
	Sept. 23	Dec. 23	March 23	June 29 (a)
Revenues	$762,559	$788,610	$824,639	$881,681
Income before provision for income taxes	$48,753	$68,272	$78,150	$91,212
Net income	$33,207	$47,694	$57,502	$62,217
Basic net income per share	$0.55	$0.81	$1.01	$1.12
Diluted net income per share	$0.54	$0.80	$1.00	$1.10
Basic weighted average shares outstanding	60,225	59,198	56,673	55,657
Diluted weighted average shares outstanding	61,208	59,899	57,407	56,394

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(a)
This unaudited financial information has been revised to reflect the effect of the revisions described in Note 16-Immaterial Correction of Prior Period Financial Statements. The impact on fiscal 2016 was a reduction to net income of $0.1 million which has been reflected as a reduction in the fourth quarter of fiscal 2016. There were no impacts to the previously-reported quarterly results in fiscal 2017.

Net income for fiscal 2017 included severance charges of $0.3 million, $5.9 million and $0.4 million in the first, third and fourth quarters of fiscal 2017, respectively. Restaurant impairment charges of $1.9 million and $3.3 million were recorded in the second and fourth quarters, respectively. We also recorded additional lease and other costs associated with closed restaurants of $2.5 million, $0.3 million, $0.8 million and $0.5 million in the first, second, third and fourth quarters of fiscal 2017, respectively. We incurred professional fees and severance expenses of $2.5 million and $0.2 million in the first and second quarters, respectively, related to our information technology restructuring. We also recorded gains on the sale of property of $2.6 million in the second quarter of fiscal 2017. Additionally, we recorded accelerated depreciation related to long-lived assets to be disposed of $0.7 million, $0.7 million and $0.6 million in the first, second and fourth quarters of fiscal 2017, respectively. Furthermore, we recorded consulting fees of $2.4 million and lease guarantee charges of $1.1 million in the fourth quarter of fiscal 2017.
Net income for fiscal 2016 included restaurant impairment charges of $0.5 million, $3.4 million and $6.7 million recorded in the second, third and fourth quarters, respectively. We also recorded additional lease and other costs associated with closed restaurants of $3.8 million in the fourth quarter of fiscal 2016 related to restaurants closed in prior years. Severance charges of $2.2 million, $0.2 million and $0.9 million were incurred in the first, second and fourth quarters of fiscal 2016, respectively. We incurred expenses of $1.2 million and $0.2 million in the second and fourth quarters, respectively, to reserve for royalties, rent and other outstanding amounts related to a bankrupt franchisee. Additionally, we recorded charges of $0.6 million and $0.1 million in the first and third quarters of fiscal 2016, respectively, for acquisition costs incurred as part of completing the acquisition of Pepper Dining. Net income also included net gains of $2.0 million and $1.2 million related to litigation in the second and fourth quarters, respectively. We also recorded gains on the sale of several properties of $1.8 million and $1.1 million in the first and third quarters of fiscal 2016, respectively.